CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses
General and administrative expenses	¥ (97,445)	$ (15,291)	¥ (114,667)	¥ (189,433)
Total operating expenses	(714,872)	(112,179)	(409,894)	(413,304)
Operating loss
Other income, net	17,052	2,676	7,441	4,578
Loss before income tax	(37,196)	(5,837)	(37,010)	(274,233)
Income tax benefits (expenses)	145	23	(466)	(1,364)
Net loss	(37,051)	(5,814)	(37,476)	(275,597)
Accretion to redemption value of contingently redeemable ordinary shares			(10,792)	(821)
Net loss attributable to ordinary shareholders	(37,051)	(5,814)	(48,268)	(276,418)
Total comprehensive loss	(49,867)	(7,825)	(59,337)	(275,597)
Parent Company
Operating expenses
General and administrative expenses	(22,755)	(3,571)	(6,335)	(86)
Total operating expenses	(22,755)	(3,571)	(6,335)	(86)
Operating loss
Share of losses from subsidiaries, VIE and VIE's subsidiaries	(15,874)	(2,491)	(31,142)	(275,511)
Other income, net	1,578	248	1
Loss before income tax	(37,051)	(5,814)	(37,476)	(275,597)
Net loss	(37,051)	(5,814)	(37,476)	(275,597)
Accretion to redemption value of contingently redeemable ordinary shares			(10,792)	(821)
Net loss attributable to ordinary shareholders	(37,051)	(5,814)	(48,268)	(276,418)
Total comprehensive loss	¥ (49,867)	$ (7,825)	¥ (59,337)	¥ (275,597)